THIS FILING ADDS PREVIOUSLY CONFIDENTIAL POSITIONS TO THE FORM 13F FOR THE QUARTER ENDED December 31, 2000.


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                ------------------

Check here if Amendment [ x ]; Amendment Number:      1
                                                 --------------

         This Amendment (Check only one.):  [ ] is a restatement.
                                            [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          623 Fifth Avenue, 19th Floor
                  New York, NY  10022

Form 13F File Number:  028-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Simon Raykher
Title:            General Counsel
Phone:            (212) 209-2060


Signature, Place, and Date of Signing:

/s/ Simon Raykher               New York, New York           March 22, 2007
-------------------------       ---------------------        -----------------
[Signature]                     [City, State]                [Date]


Report Type (Check only one.):

[x]   13F HOLDINGS REPORT.      (Check here if all holdings of this reporting
      manager are reported in this report.)

[ ]   13F NOTICE.              (Check here if no holdings  reported  are in
      this report,  and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                          0
                                                   ----------
Form 13F Information Table Entry Total:                    18
                                                   ----------
Form 13F Information Table Value Total:           $   646,132
                                                  -----------
                                                  (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          NONE

                                   Form 13f Information Table
                                   Satellite Asset Management, L.P.
                                   For Quarter Ended December 31, 2000


                            Title                Market      Share/                           Vtng   Vtng  Vtng
                            of                    Value         Prn  SH/  Put/InvstmntOther  Authr   Authr Authr
Name of Issuer              Class     Cusip      x 1000         Amt  PRN  CallDscrtionMngr    Sole   Shrd  None
ACNIELSEN CORP              COM     004833109     $9,063     250,000  SH        SOLE       250,000
BIOCHEM PHARMA INC          COM     09058T108     $6,659     208,100  SH        SOLE       208,100
DIGEX INC DEL               CL A    253756100     $1,125      50,000  SH        SOLE        50,000
HERTZ CORP                  CL A    428040109    $40,639   1,190,900  SH        SOLE     1,190,900
HONEYWELL INTL INC          COM     438516106   $150,100   3,172,490  SH        SOLE     3,172,490
IBP INC.                    COM     449223106    $10,005     374,000  SH        SOLE       374,000
INFINITY BROADCASTING CORP  CL A    45662S102   $162,719   5,824,400  SH        SOLE     5,824,400
JDS UNIPHASE CORP           COM     46612J101    $16,041     384,800  SH        SOLE       384,800
LITTON INDS INC             COM     538021106    $19,672     250,000  SH        SOLE       250,000
MRV COMMUNICATIONS INC      COM     553477100       $257      19,200  SH        SOLE        19,200
POWERTEL INC                COM     73936C109    $10,994     177,500  SH        SOLE       177,500
QUAKER OATS CO              COM     747402105     $7,498      77,000  SH        SOLE        77,000
QUORUM HEALTH GROUP INC     COM     749084109       $315      20,000  SH        SOLE        20,000
SEA CONTAINERS LTD          CL A    811371707       $622      28,600  SH        SOLE        28,600
SUMMIT BANCORP              COM     866005101     $2,065      54,070  SH        SOLE        54,070
VIACOM INC                  CL B    925524308     $8,148     174,290  SH        SOLE       174,290
VOICESTREAM WIRELESS CORP   COM     928615103   $196,901   1,956,783  SH        SOLE     1,956,783
WILLIAMETTE INDS INC        COM     969133107     $3,309      70,500  SH        SOLE        70,500


REPORT SUMMARY: 18 Securities       Total       $646,132